Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	$ (2,437)	$ 6,859
Fair value changes on investment properties	1,070	19
Foreign exchange gains (losses)	(418)	(18)
Fair value and foreign currency changes on assets and liabilities	(1,785)	6,860
Other liabilities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(2)	0
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(3)	(10)
Debt securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(3,892)	5,209
Equity securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	825	357
Derivative assets
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	191	1,306
Other invested assets
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	$ 444	$ (3)